Cover Page	Nov. 12, 2021	May 13, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	Nov. 05, 2021
Entity Registrant Name		Core Molding Technologies, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-12505
Entity Tax Identification Number		31-1481870
Entity Address, Address Line One		800 Manor Park Drive
Entity Address, City or Town		Columbus
Entity Address, State or Province		OH
Entity Address, Postal Zip Code		43228-0183
City Area Code		614
Local Phone Number		870-5000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.01
Trading Symbol		CMT
Security Exchange Name		NYSEAMER
Entity Emerging Growth Company		false
Entity Central Index Key		0001026655
Amendment Flag		false